OPTIONS	12 Months Ended
Jun. 30, 2019
Investment Options [Abstract]
OPTIONS

On November 22, 2018, the Company’s shareholders approved and the Company adopted a new rolling stock option plan (the “Option Plan”), under which the Board of Directors may from time to time, in its discretion, grant to directors, officers, employees and consultants of the Company. Pursuant to the Option Plan, the Company may issue options for such period and exercise price as may be determined by the Board of Directors, and in any case not exceeding ten (10) years from the date of grant with the total options issued under the Option Plan not exceeding ten percent (10%) of the common shares of the Company, outstanding at the time of the granting of such options. The minimum exercise price of an option granted under the Option plan must not be less than the market value of the common shares on the date such option is granted.

Outstanding options as at June 30, 2019 are as follows:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (years)
Executive Officers	900,000	$0.78	1.62
Directors	100,000	$0.40	1.55
Consultants	750,000	$0.70	1.60
	1,750,000

Grant Date	Expiry Date	Options Outstanding	Options Exercisable	Exercise Price	Fair Value
Jan. 16, 2018(i)	Jan. 15, 2021	1,000,000	1,000,000	$0.40	$377,024
Mar. 9, 2018(ii)	Mar. 8, 2021	750,000	750,000	$1.15	$800,703

(i)	The options fully vested on issuance and the fair value of $377,024 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$0.40
Risk-free interest rate	1.78%
Expected life	3 years
Estimated volatility in the market price of the common shares	218%
Dividend yield	Nil

(ii)	The options fully vested on issuance and the fair value of $800,703 was determined using the Black-Scholes Option Pricing Model with the following assumptions:

Stock price	$1.14
Risk-free interest rate	1.83%
Expected life	3 years
Estimated volatility in the market price of the common shares	213%
Dividend yield	Nil

During the year ended June 30, 2019, the Company expensed $nil (June 30, 2018 – $1,177,727) of the fair value of the options. No options were issued during the year ended June 30, 2019, and the options issued during the year ended June 30, 2018 fully vested and were expensed in the year ended June 30, 2018 as share based compensation.